Investments - Q3	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments [Abstract]
Investments
2.	Investments

Available-for-sale investments

The following tables summarize the Company’s available-for-sale investments:

	September 30, 2016
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$12,407	$32	$—	$12,439
Obligations of states, municipalities and political subdivisions	87,059	4,011	(126)	90,944
Corporate and other securities	128,387	1,165	(193)	129,359
Asset-backed securities	74,906	829	(78)	75,657
Residential mortgage-backed securities	88,900	1,519	(39)	90,380
Total fixed maturities	391,659	7,556	(436)	398,779

Equity securities:
Exchange traded funds	14,487	3,501	(200)	17,788
Total available-for-sale investments	$406,146	$11,057	$(636)	$416,567

	December 31, 2015
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,422	$13	$(2)	$3,433
Obligations of states, municipalities and political subdivisions	69,997	2,562	(46)	72,513
Corporate and other securities	130,758	306	(1,543)	129,521
Asset-backed securities	58,680	58	(431)	58,307
Residential mortgage-backed securities	64,096	760	(1,028)	63,828
Total fixed maturities	326,953	3,699	(3,050)	327,602

Equity securities:
Exchange traded funds	12,184	2,392	(336)	14,240
Total available-for-sale investments	$339,137	$6,091	$(3,386)	$341,842

Available-for-sale securities in a loss position

The Company regularly reviews all securities with unrealized losses to assess whether the decline in the securities’ fair value is deemed to be an other-than-temporary impairment (“OTTI”). The Company considers a number of factors in completing its OTTI review, including the length of time and the extent to which fair value has been below cost and the financial condition of an issuer. In addition to specific issuer information, the Company also evaluates the current market and interest rate environment. Generally, a change in a security’s value caused by a change in the market or interest rate environment does not constitute an OTTI, but rather a temporary decline in fair value.

For fixed maturities, the Company considers whether it intends to sell the security or if it is more likely than not that it will be required to sell the security before recovery, the credit quality of the issuer and the ability to recover all amounts outstanding when contractually due. When assessing whether it intends to sell a fixed maturity or if it is likely to be required to sell a fixed maturity before recovery of its amortized cost, the Company evaluates facts and circumstances including, but not limited to, decisions to reposition the investment portfolio, potential sales of investments to meet cash flow needs and potential sales of investments to capitalize on favorable pricing. For equity securities, the Company considers the near-term prospects of an issuer and its ability and intent to hold the security for a period of time sufficient to allow for anticipated recovery.

For fixed maturities where a decline in fair value is considered to be other-than-temporary and the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost, an impairment is recognized in net income based on the fair value of the security at the time of assessment, resulting in a new cost basis for the security. If the decline in fair value of a fixed maturity security below its amortized cost is considered to be other-than-temporary based upon other considerations, the Company compares the estimated present value at the security’s effective yield of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the credit-related portion of the OTTI, which is recognized in net income, resulting in a new cost basis for the security. Any remaining decline in fair value represents the noncredit portion of the OTTI, which is recognized in other comprehensive income (loss). For equity securities, a decline in fair value that is considered to be other-than-temporary is recognized in net income based on the fair value of the security at the time of assessment, resulting in a new cost basis for the security.

The following tables summarize gross unrealized losses and fair value for available-for-sale securities by length of time that the securities have continuously been in an unrealized loss position:

	September 30, 2016
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:

U.S. Treasury securities and obligations of U.S. government agencies	$—	$—	$—	$—	$—	$—

Obligations of states, municipalities and political subdivisions	17,331	(126)	—	—	17,331	(126)

Corporate and other securities	13,543	(12)	15,340	(181)	28,883	(193)

Asset-backed securities	3,749	(7)	11,423	(71)	15,172	(78)

Residential mortgage-backed securities	7,721	(20)	6,811	(19)	14,532	(39)

Total fixed maturities	42,344	(165)	33,574	(271)	75,918	(436)

Equity securities:

Exchange traded funds	—	—	2,759	(200)	2,759	(200)

Total	$42,344	$(165)	$36,333	$(471)	$78,677	$(636)

As discussed above, the Company regularly reviews all securities within its investment portfolio to determine whether any impairment has occurred. At September 30, 2016, the Company held 84 fixed maturity securities with a total estimated fair value of $75.9 million and gross unrealized losses of $0.4 million. Of these securities, 28 were in a continuous unrealized loss position for greater than one year. Unrealized losses on these fixed maturity securities were caused by interest rate changes or other market factors and were not credit specific issues. At September 30, 2016, 90.5% of the Company’s fixed maturity securities were rated “A-” or better and continue to pay the expected coupon payments under the contractual terms of the securities. At September 30, 2016, the Company held one exchange traded fund (“ETFs”) with a total estimated fair value of $2.8 million and gross unrealized losses of $0.2 million, which was in a continuous unrealized loss position for greater than one year. Based on its review, the Company concluded that there were no OTTIs from fixed maturity or equity securities with unrealized losses for the nine months ended September 30, 2016.

	December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:

U.S. Treasury securities and obligations of U.S. government agencies	$2,999	$(2)	$—	$—	$2,999	$(2)

Obligations of states, municipalities and political subdivisions	844	(2)	2,550	(44)	3,394	(46)

Corporate and other securities	89,334	(1,515)	6,978	(28)	96,312	(1,543)

Asset-backed securities	30,002	(209)	13,070	(222)	43,072	(431)

Residential mortgage-backed securities	30,243	(434)	16,072	(594)	46,315	(1,028)

Total fixed maturities	153,422	(2,162)	38,670	(888)	192,092	(3,050)

Equity securities:

Exchange traded funds	3,256	(331)	26	(5)	3,282	(336)

Total	$156,678	$(2,493)	$38,696	$(893)	$195,374	$(3,386)

At December 31, 2015, the Company held 156 fixed maturity securities with a total estimated fair value of $192.1 million and gross unrealized losses of $3.1 million. Of those securities, 36 were in a continuous unrealized loss position for greater than one year. Unrealized losses were caused by interest rate changes or other market factors and were not credit specific issues. Unrealized losses of $1.1 million at December 31, 2015 were related to corporate bonds in the energy sector. At December 31, 2015, 88.1% of the Company’s fixed maturity securities were rated “A-” or better and made expected coupon payments under the contractual terms of the securities. At December 31, 2015, the Company held 5 ETFs in its equity portfolio with a total estimated fair value of $3.3 million and gross unrealized losses of $0.3 million. One of these securities was in a continuous unrealized loss position for greater than one year. Based on its review, the Company concluded that there were no OTTIs from fixed maturity or equity securities with unrealized losses at December 31, 2015.

Contractual maturities of available-for-sale fixed maturity securities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities at September 30, 2016 are summarized, by contractual maturity, as follows:

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in one year or less	$48,080	$48,139
Due after one year through five years	92,148	92,970
Due after five years through ten years	25,375	26,793
Due after ten years	62,250	64,840
Asset-backed securities	74,906	75,657
Residential mortgage-backed securities	88,900	90,380
Total fixed maturities	$391,659	$398,779

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, and the lenders may have the right to put the securities back to the borrower.

Net investment income

The following table presents the components of net investment income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Interest:
Municipal bonds (tax exempt)	$1,606	$1,091	$4,519	$3,175
Taxable bonds	384	454	1,165	1,148
Dividends on equity securities	101	86	303	266
Cash, cash equivalents, and short-term investments	32	1	52	5
Gross investment income	2,123	1,632	6,039	4,594
Investment expenses	(229)	(196)	(650)	(567)
Net investment income	$1,894	$1,436	$5,389	$4,027

Realized investment gains and losses

There were no significant gross realized investment gains or losses for the three months ended September 30, 2016. Gross realized investment gains for the nine months ended September 30, 2016 of $0.4 million resulted from the sales of fixed maturity securities. There were no significant gross realized investment gains or losses for the three months or nine months ended September 30, 2015.

Change in net unrealized gains (losses) on investments

The following table presents the change in available-for-sale net unrealized gains (losses) by investment type:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Change in net unrealized gains (losses):
Fixed maturities	$(545)	$1,339	$6,471	$(584)
Equity securities	544	(1,158)	1,245	(1,101)
Net increase (decrease)	$(1)	$181	$7,716	$(1,685)

Insurance – statutory deposits

The Company had invested assets with a carrying value of $7.4 million and $7.2 million on deposit with state regulatory authorities at September 30, 2016 and December 31, 2015, respectively.

Payable for investments purchased

The Company recorded a payable for investments purchased, not yet settled, of $19.6 million at September 30, 2016. The payable was included in the “other liabilities” line item of the balance sheet and was treated as a non-cash transaction for purposes of cash flow presentation. There were no payables for investments purchased at December 31, 2015.

2.	Investments

Available-for-sale investments

The following tables summarize the Company’s available-for-sale investments:

	December 31, 2015
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,422	$13	$(2)	$3,433
Obligations of states, municipalities and political subdivisions	69,997	2,562	(46)	72,513
Corporate and other securities	130,758	306	(1,543)	129,521
Asset-backed securities	58,680	58	(431)	58,307
Residential mortgage-backed securities	64,096	760	(1,028)	63,828
Total fixed maturities	326,953	3,699	(3,050)	327,602

Equity securities:
Exchange traded funds	12,184	2,392	(336)	14,240
Total available-for-sale investments	$339,137	$6,091	$(3,386)	$341,842

	December 31, 2014
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$10,395	$49	$—	$10,444
Obligations of states, municipalities and political subdivisions	59,827	1,854	(49)	61,632
Corporate and other securities	87,536	402	(182)	87,756
Asset-backed securities	36,492	291	(145)	36,638
Residential mortgage-backed securities	52,898	980	(614)	53,264
Total fixed maturities	247,148	3,576	(990)	249,734

Equity securities:
Exchange traded funds	11,812	2,640	(116)	14,336
Total available-for-sale investments	$258,960	$6,216	$(1,106)	$264,070

Available-for-sale securities in a loss position

The Company regularly reviews all securities with unrealized losses to assess whether the decline in the securities’ fair value is deemed to be an OTTI. The Company considers a number of factors in completing its OTTI review, including the length of time and the extent to which fair value has been below cost and the financial condition and near-term prospects of an issuer. In addition to specific issuer information, the Company also evaluates the current market and interest rate environment. Generally, a change in a security’s value caused by a change in the market or interest rate environment does not constitute an other-than-temporary impairment, but rather a temporary decline in market value.

For fixed maturities, the Company considers whether it intends to sell the security or if it is more likely than not that it will be required to sell the security before recovery, the credit quality of the issuer and the ability to recover all amounts outstanding when contractually due. When assessing whether it intends to sell a fixed maturity or if it is likely to be required to sell a fixed maturity before recovery of its amortized cost, the Company evaluates facts and circumstances including, but not limited to, decisions to reposition the investment portfolio, potential sales of investments to meet cash flow needs and potential sales of investments to capitalize on favorable pricing. For equity securities, the ability and intent to hold the security for a period of time sufficient to allow for anticipated recovery is considered.

For fixed maturities where a decline in fair value is considered to be other-than-temporary and the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost, an impairment is recognized in net income based on the fair value of the security at the time of assessment, resulting in a new cost basis for the security. If the decline in fair value of a fixed maturity security below its amortized cost is considered to be other-than-temporary based upon other considerations, the Company compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the credit-related portion of the OTTI, which is recognized in net income, resulting in a new cost basis for the security. Any remaining decline in fair value represents the noncredit portion of the OTTI, which is recognized in other comprehensive income (loss). For equity securities, a decline in fair value that is considered to be other-than-temporary is recognized in net income based on the fair value of the security at the time of assessment, resulting in a new cost basis for the security.

The following tables summarize gross unrealized losses and fair value for available-for-sale securities by length of time that the securities have continuously been in an unrealized loss position:

	December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,999	$(2)	$—	$—	$2,999	$(2)
Obligations of states, municipalities and political subdivisions	844	(2)	2,550	(44)	3,394	(46)
Corporate and other securities	89,334	(1,515)	6,978	(28)	96,312	(1,543)
Asset-backed securities	30,002	(209)	13,070	(222)	43,072	(431)
Residential mortgage-backed securities	30,243	(434)	16,072	(594)	46,315	(1,028)
Total fixed maturities	153,422	(2,162)	38,670	(888)	192,092	(3,050)

Equity securities:
Exchange traded funds	3,256	(331)	26	(5)	3,282	(336)
Total	$156,678	$(2,493)	$38,696	$(893)	$195,374	$(3,386)

At December 31, 2015, the Company held 156 fixed maturity securities with a total estimated fair value of $192.1 million and gross unrealized losses of $3.1 million. Of those securities, 36 were in a continuous unrealized loss position for greater than one year. Unrealized losses were caused by interest rate changes or other market factors and were not credit specific issues. In particular, the majority of unrealized losses related to corporate fixed maturity securities are attributable to unrealized losses in the energy sector of approximately $1.1 million as falling oil prices disrupted the market values for this sector. Substantially all fixed maturity securities are of high credit quality and continue to pay the expected coupon payments under the contractual terms of the securities. Based on its review, the Company concluded that none of the fixed maturity securities with an unrealized loss at December 31, 2015 experienced an other-than-temporary impairment.

At December 31, 2015, the Company held five exchange traded funds (“ETFs”) in its equity portfolio with a total estimated fair value of $3.3 million and gross unrealized losses of $0.3 million. One of these securities was in a continuous unrealized loss position for greater than one year. Given the Company’s intent to hold and expectation of recovery to cost within a reasonable time, the Company did not consider any of the equities securities to be other-than-temporarily impaired at December 31, 2015.

	December 31, 2014
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,003	$—	$—	$—	$2,003	$—
Obligations of states, municipalities and political subdivisions	3,486	(2)	4,442	(47)	7,928	(49)
Corporate and other securities	55,110	(182)	—	—	55,110	(182)
Asset-backed securities	11,831	(54)	11,161	(91)	22,992	(145)
Residential mortgage-backed securities	2,515	(8)	28,919	(606)	31,434	(614)
Total fixed maturities	74,945	(246)	44,522	(744)	119,467	(990)

Equity securities:
Exchange traded funds	2,412	(116)	—	—	2,412	(116)
Total	$77,357	$(362)	$44,522	$(744)	$121,879	$(1,106)

At December 31, 2014, the Company held 106 fixed maturity securities with a total estimated fair value of $119.5 million and gross unrealized losses of $1.0 million. Of these securities, 40 were in a continuous unrealized loss position for greater than one year. As discussed above, the Company regularly reviews of all securities within its investment portfolio to determine whether any impairment has occurred. In connection with this review, during 2014 the Company recognized an impairment loss of $0.1 million on a municipal bond issued by the Commonwealth of Puerto Rico. The impairment was based on management’s assessment of that country’s economic conditions and debt burden. All other fixed maturity securities with unrealized losses within the investment portfolio were caused by interest rate changes and were not credit specific issues. These fixed maturity securities are of high credit quality and continue to pay the expected coupon payments under the contractual terms of the securities. As such, the Company concluded that none of the other the fixed maturity securities in an unrealized loss position were other-than-temporarily impaired at December 31, 2014.

At December 31, 2014, the Company held three ETFs in its equity portfolio with a total estimated fair value of $2.4 million and gross unrealized losses of $0.1 million. None of these securities were in a continuous unrealized loss position for greater than one year. Given the Company’s intent to hold and expectation of recovery to cost within a reasonable time, the Company did not consider any of the equities securities to be other-than-temporarily impaired at December 31, 2014.

Contractual maturities of available-for-sale fixed maturity securities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities at December 31, 2015 are summarized, by contractual maturity, as follows:

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in one year or less	$19,723	$19,709
Due after one year through five years	111,059	110,733
Due after five years through ten years	27,383	27,335
Due after ten years	46,012	47,690
Asset-backed securities	58,680	58,307
Residential mortgage-backed securities	64,096	63,828
Total fixed maturities	$326,953	$327,602

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, and the lenders may have the right to put the securities back to the borrower.

Net investment income

The following table presents the components of net investment income:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Interest:
Municipal bonds (tax exempt)	$4,509	$817	$484
Taxable bonds	1,514	3,557	3,159
Cash, cash equivalents, and short-term investments	9	16	1
Dividends on equity securities	372	307	180
Gross investment income	6,404	4,697	3,824
Investment expenses	(761)	(627)	(480)
Net investment income	$5,643	$4,070	$3,344

Net investment gains and losses

The following table presents net investment gains on investments:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Realized gains:
Sales of fixed maturities	$63	$328	$9
Other	6	1	4
Total realized gains	69	329	13

Realized losses:
Sales of fixed maturities	(10)	(6)	(5)
Other-than-temporary impairments	—	(122)	—
Total realized losses	(10)	(128)	(5)
Net investment gains	$59	$201	$8

Change in unrealized gains (losses) of investments

The following table presents the change in available-for-sale gross unrealized gains or losses by investment type:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Change in net unrealized gains (losses):
Fixed maturities	$(1,937)	$3,819	$(6,116)
Equity securities	(468)	675	1,324
Net increase (decrease)	$(2,405)	$4,494	$(4,792)

Insurance – statutory deposits

The Company had invested assets with a carrying value of $7.2 million and $6.3 million on deposit with state regulatory authorities at December 31, 2015 and 2014, respectively.